Intangible Assets, Net	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS, NET [Abstract]
Intangible Assets, Net

11. INTANGIBLE ASSETS, NET

The following table summarizes the Company’s intangible assets, net:

	As of December 31, 2015 (in thousands)
Items	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount
Operating rights for licensed games	$26,869	$(9,517)	$(9,474)	$7,878
Computer software	6,902	(5,021)	—	1,881
Developed technologies	18,736	(3,111)	(12,334)	3,291
Trademarks and domain names	20,676	(5,988)	(11,747)	2,941
Cinema advertising slot rights	12,615	(8,721)	—	3,894
Others	19,468	(8,411)	(5,803)	5,254

Total	$105,266	$(40,769)	$(39,358)	$25,139

	As of December 31, 2014 (in thousands)
Items	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount
Operating rights for licensed games	$33,464	$(12,695)	$(8,917)	$11,852
Computer software	5,954	(4,235)	(259)	1,460
Developed technologies	46,587	(19,431)	(10,751)	16,405
Trademarks and domain names	23,689	(5,875)	(9,534)	8,280
Cinema advertising slot rights	53,239	(37,360)	—	15,879
Others	22,826	(4,764)	(3,662)	14,400

Total	$185,759	$(84,360)	$(33,123)	$68,276

Amortization

The amortization expense for intangible assets was $26.8 million, $41.4 million and $24.6 million, respectively, for the years ended December 31, 2013, 2014 and 2015.

As of December 31, 2015, amortization expense of intangible assets for future years is expected to be as follows:

Amortization expense of intangible assets (in thousands)
2016	12,714
2017	4,904
2018	3,192
2019	1,912
2020	555
Thereafter	1,862

Total expected amortization expense	25,139

Impairment of Intangible Assets

In 2014, the Group recognized $20.2 million in losses from impairment of intangible assets, consisting primarily of a $15.3 million impairment loss for intangible assets related to RaidCall, as a result of the Group’s management’s assessment that the impairment existed based on its conclusion that RaidCall was unable to provide expected synergies with the Group’s online games business. The impaired intangible assets consisted primarily of domain names and computer software.

In 2015, the Group recognized $19.9 million in losses for impairment of intangible assets, primarily related to the Dolphin Browser operated by MoboTap and related license rights. In the year ended December 31, 2015, the financial performance of MoboTap was below original expectations, and Changyou’s management concluded that the Dolphin Browser was unable to provide expected synergies with Changyou’s platform channel business, performed a goodwill impairment test for the goodwill generated in the acquisition of MoboTap, and recognized an $8.9 million impairment loss for intangible assets. The impairment loss is recognized in the consolidated statements of comprehensive income under “goodwill impairment and impairment of intangibles as part of acquisition of a business.” The impaired intangible assets primarily consisted of user base, technology, trademark and license rights.